U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM 24f-2
                      ANNUAL NOTICE OF SECURITIES SOLD
                           PURSUANT TO RULE 24f-2

     1.   Name and address of issuer:   Gabelli Global Series Funds, Inc.
                                        One Corporate Center
                                        Rye, NY  10580

     2. Name of each series or class of funds for which this notice is filed:

          The Gabelli Global Telecommunications Fund
          The Gabelli Global Convertible Securities Fund
          The Gabelli Global Interactive Couch Potato Fund

     3.   Investment Company Act File Number:  811-7896

          Securities Act File Number:  33-66262

     4.   Last day of fiscal year for which this notice is filed:
          Dec. 31, 1995

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
          [        ]

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

     8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: 0

     9. Number and aggregate sale price of securities sold during the fiscal year:

                                                            SHARES   SALE PRICE

          The Gabelli Global Telecommunications Fund      2,039,537  21,055,961
          The Gabelli Global Convertible Securities Fund    464,817   4,735,331
          The Gabelli Global Interactive Couch Potato Fund  781,367   8,799,008
               TOTAL                                      3,285,721  34,590,300

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                            SHARES   SALE PRICE

          The Gabelli Global Telecommunications Fund      2,039,537   21,055,961
          The Gabelli Global Convertible Securities Fund    464,817    4,735,331
          The Gabelli Global Interactive Couch Potato Fund  781,367    8,799,008
               TOTAL                                      3,285,721   34,590,300

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                                            SHARES   SALE PRICE

          The Gabelli Global Telecommunications Fund         170,930   1,900,751
          The Gabelli Global Convertible Securities Fund      48,399     522,244
          The Gabelli Global Interactive Couch Potato Fund    77,654     910,107
               TOTAL                                         296,983   3,333,102

     12.  Calculation of registration fees:

           (i)  Aggregate sale price of securities
                sold during the fiscal year in
                reliance on 24f-2 (from item 10):                   $34,590,300

           (ii)   Aggregate price of shares issued in
                  connection with dividend
                  reinvestment plans (from item 11, if
                  applicable):                                    +   3,333,102

           (iii)  Aggregate price of shares redeemed
                  or repurchased during the fiscal year:          -  68,221,282
                  Global Telecommunicati ons Fund     54,800,190
                  Global Convertible Securities Fund   6,628,434
                  Global Interactive Couch Potato Fund 6,792,658
                       TOTAL  -                       68,221,282

           (iv)   Aggregate price of shares redeemed
                  or repurchased and previously
                  applied as a reduction to filing
                  fees pursuant to Rule 24e-2 (if
                  applicable):                                    +           0

           (v)    Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on Rule 24f-2 [line (i), plus
                  line (ii), less line (iii),  plus
                  line  (iv)] (if applicable):                      (30,297,880)

           (vi)   Multiplier prescribed by Section
                  6(b) of the Securities Act of 1933
                  or other applicable law or
                  regulation (see instruction C.6):               x  0.00034483

           (vii)  Fee due [line (i) or line (v)
                  multiplied by line (vi)]:                               $0.00

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3A of the
          Commission's Rules of Informal and Other Procedures (17CFR
          202.3A).  [          ]

          Date for mailing or wire transfer of filing fees to the Commission's Lockbox directory:

     This report has been signed below-by the following persons on behalf of the issuer and in the capacities and on the date indicated.

     By (Signature and Title)*
                                          SIGNATURES

                                          /s/ Sheryl Hirshfeld
                                          Sheryl Hirschfeld
                                          Assistant Secretary
     Date:  FEBRUARY 28, 1996